FAIR VALUE OF FINANCIAL INSTRUMENTS - Amortized Cost for which Fair Value is Disclosed (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 223,744	$ 193,217
Not measured at fair value in statement of financial position but for which fair value is disclosed | Corporate borrowings | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	11,906	10,443
Not measured at fair value in statement of financial position but for which fair value is disclosed | Corporate borrowings | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	87	97
Not measured at fair value in statement of financial position but for which fair value is disclosed | Corporate borrowings | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Property-specific borrowings | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	12,163	3,406
Not measured at fair value in statement of financial position but for which fair value is disclosed | Property-specific borrowings | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	65,234	57,927
Not measured at fair value in statement of financial position but for which fair value is disclosed | Property-specific borrowings | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	76,447	69,766
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary borrowings | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	6,831	7,825
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary borrowings | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	3
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary borrowings | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	6,584	3,257
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary equity obligations | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary equity obligations | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	544	73
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary equity obligations | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 2,226	$ 2,169